FAIR VALUE DISCLOSURES (DETAILS 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments [Abstract]
Mortgage loans on real estate	$ 45	$ 124
Policyholders' liabilities: Investment contracts	1,615	1,608
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial Instruments [Abstract]
Mortgage loans on real estate	45	124
Policyholders' liabilities: Investment contracts	200	229
Portion at Fair Value, Fair Value Disclosure [Member]
Financial Instruments [Abstract]
Mortgage loans on real estate	46	130
Policyholders' liabilities: Investment contracts	223	242
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value Inputs Level 1 [Member]
Financial Instruments [Abstract]
Mortgage loans on real estate	0
Policyholders' liabilities: Investment contracts	0
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member]
Financial Instruments [Abstract]
Mortgage loans on real estate	0
Policyholders' liabilities: Investment contracts	0
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value Inputs Level 3 [Member]
Financial Instruments [Abstract]
Mortgage loans on real estate	46
Policyholders' liabilities: Investment contracts	$ 223